Utilities Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS



Common Stocks -- 85.1%


Security                                     Shares               Value
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.7%
--------------------------------------------------------------------------------
Ovation, Inc.(1)(2)                            285,787            $  3,000,764
--------------------------------------------------------------------------------
                                                                  $  3,000,764
--------------------------------------------------------------------------------

Drugs -- 1.4%
--------------------------------------------------------------------------------
Sepracor, Inc.(1)                               70,000            $  6,168,750
--------------------------------------------------------------------------------
                                                                  $  6,168,750
--------------------------------------------------------------------------------

Electric Utilities -- 26.6%
--------------------------------------------------------------------------------
Cleco Corp.                                    300,000            $ 10,293,750
DPL, Inc.                                      750,000              16,218,750
DQE, Inc.                                      450,000              19,771,875
National Grid Group PLC(3)                   2,400,000              19,157,040
NIPSCO Industries, Inc.                        650,000              19,784,375
Pinnacle West Capital Corp.                    475,000              20,128,125
PowerGen PLC(3)                                600,000               7,886,400
Scottish and Southern Energy PLC(3)            300,000               3,379,170
Sierra Pacific Resources                       150,000               5,700,000
--------------------------------------------------------------------------------
                                                                  $122,319,485
--------------------------------------------------------------------------------

Information Services -- 1.0%
--------------------------------------------------------------------------------
Mindspring Enterprises, Inc.(1)                 75,000            $  4,579,688
--------------------------------------------------------------------------------
                                                                  $  4,579,688
--------------------------------------------------------------------------------

REITS -- 1.9%
--------------------------------------------------------------------------------
Annaly Mortgage, Inc. 144A                     350,000            $  2,887,500
Security Capital US Realty                     600,000               5,940,000
   Trust(1)
--------------------------------------------------------------------------------
                                                                  $  8,827,500
--------------------------------------------------------------------------------

Telephone Utilities -- 53.5%
--------------------------------------------------------------------------------
Ameritech Corp.                                335,000            $ 21,230,625
AT&T Corp.                                      75,000               5,643,750
Bell Atlantic Corp.                            325,000              17,225,000
BellSouth Corp.                                250,000              12,468,750
Energis(1)(3)                                3,490,000              78,099,568
GTE Corp.                                      300,000              19,500,000
MCI Worldcom, Inc.(1)                          465,000              33,363,750
Omnipoint Corp.                                600,000               5,587,500
SBC Communications, Inc.                       750,000              40,218,749
Sprint Corp.                                   100,000               8,412,500
Swisscom AG ADR(1)(3)                          100,000               4,256,250
--------------------------------------------------------------------------------
                                                                  $246,006,442
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $227,686,079)                                $390,902,629
--------------------------------------------------------------------------------

Convertible Preferred Stocks -- 5.1%

Security                                     Shares               Value
--------------------------------------------------------------------------------

Gas Utilities -- 3.1%
--------------------------------------------------------------------------------
El Paso Energy Capital Trust                   300,000            $ 14,362,500
--------------------------------------------------------------------------------
                                                                  $ 14,362,500
--------------------------------------------------------------------------------

Telephone Utilities -- 2.0%
--------------------------------------------------------------------------------
Omnipoint Corp.                                180,000            $  4,500,000
Qwest Trends Trust                             100,000               4,687,500
--------------------------------------------------------------------------------
                                                                  $  9,187,500
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
    (identified cost $27,900,148)                                 $ 23,550,000
--------------------------------------------------------------------------------

Warrants -- 0.1%

Security                                     Shares               Value
--------------------------------------------------------------------------------
REITS -- 0.1%
--------------------------------------------------------------------------------
Walden Residential(1)                          340,000            $    340,000
--------------------------------------------------------------------------------
                                                                  $    340,000
--------------------------------------------------------------------------------

Total Warrants
    (identified cost $0)                                          $    340,000
--------------------------------------------------------------------------------

Convertible Bonds -- 2.4%

                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------
National Grid Co., 4.25%, 2/17/08(3)           $   800            $  1,659,000
--------------------------------------------------------------------------------
Ovation, Inc., 9.75%, 2/23/01(2)                 2,500               2,500,000
Smartalk Teleservices, 144A,
   5.75%, 9/15/04                               25,000               6,812,500
--------------------------------------------------------------------------------

Total Convertible Bonds
    (identified cost $25,894,149)                                 $ 10,971,500
--------------------------------------------------------------------------------


                       See notes to financial statements

Utilities Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D



Corporate Bonds -- 2.7%

                                             Principal
                                             Amount
Security                                     (000's omitted)      Value
-------------------------------------------------------------------------------
Bank Plus Corp., 12.00%, 7/18/07             $10,625              $  8,553,125
NTL, Inc., 7.00%, 12/15/08                     3,500                 3,806,250
-------------------------------------------------------------------------------

Total Corporate Bonds
    (identified cost $14,518,750)                                 $ 12,359,375
-------------------------------------------------------------------------------

Commercial Paper -- 3.7%

                                             Principal
                                             Amount
Security                                     (000's omitted)      Value
-------------------------------------------------------------------------------
General Electric Capital Corp.,              $17,224              $ 17,216,106
   5.50%, 1/4/99
-------------------------------------------------------------------------------

Total Commercial Paper
    (amortized cost $17,216,106)                                  $ 17,216,106
-------------------------------------------------------------------------------

Total Investments -- 99.1%
    (identified cost $313,215,232)                                $455,339,610
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.9%                            $  4,276,475
-------------------------------------------------------------------------------


Net Assets -- 100%                                                $459,616,085
-------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Foreign security.


                       See notes to financial statements

Utilities Portfolio as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1998

Assets
--------------------------------------------------------------------------------
Investments, at value
    (identified cost, $313,215,232)                              $455,339,610
Cash                                                                   11,318
Receivable for investments sold                                     2,053,866
Dividends and interest receivable                                   2,166,894
Miscellaneous receivable                                               15,213
Tax reclaim receivable                                                 64,282
--------------------------------------------------------------------------------
Total assets                                                     $459,651,183
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                          $      5,400
Other accrued expenses                                                 29,698
--------------------------------------------------------------------------------
Total liabilities                                                $     35,098
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                                    $459,616,085
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                                  $317,490,185
Net unrealized appreciation (computed on the basis
    of identified cost)                                           142,125,900
--------------------------------------------------------------------------------
Total                                                            $459,616,085
--------------------------------------------------------------------------------


Statements of Operations


For the Year Ended
December 31, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $617,760)                       $ 13,962,407
Interest                                                            3,278,743
--------------------------------------------------------------------------------
Total investment income                                          $ 17,241,150
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                           $  2,793,965
Trustees fees and expenses                                             25,859
Interest expense                                                      678,374
Custodian fee                                                         231,351
Legal and accounting services                                          51,349
Amortization of organization expenses                                   2,592
--------------------------------------------------------------------------------
Total expenses                                                   $  3,783,490
--------------------------------------------------------------------------------

Net investment income                                            $ 13,457,660
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)              $  5,496,123
    Foreign currency transactions                                         683
--------------------------------------------------------------------------------
Net realized gain                                                $  5,496,806
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
    Investments (identified cost basis)                          $ 75,247,697
    Foreign currency                                                  (18,704)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             $ 75,228,993
--------------------------------------------------------------------------------

Net realized and unrealized gain                                 $ 80,725,799
--------------------------------------------------------------------------------

Net increase in net assets from operations                       $ 94,183,459
--------------------------------------------------------------------------------


                       See notes to financial statements

Utilities Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                    Year Ended            Year Ended
in Net Assets                          December 31, 1998     December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                  $  13,457,660         $  18,943,635
    Net realized gain                          5,496,806            34,486,025
    Net change in unrealized
        appreciation (depreciation)           75,228,993            12,004,904
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                        $  94,183,459         $  65,434,564
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                          $  17,840,966         $  47,969,480
    Withdrawals                              (65,817,239)         (155,062,140)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions              $ (47,976,273)        $(107,092,660)
--------------------------------------------------------------------------------

Net increase (decrease) in                 $  46,207,186         $ (41,658,096)
    net assets
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                       $ 413,408,899         $ 455,066,995
--------------------------------------------------------------------------------
At end of year                             $ 459,616,085         $ 413,408,899
--------------------------------------------------------------------------------


                       See notes to financial statements

Utilities Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                      Year Ended December 31,
                                                             -----------------------------------------------------------------------
                                                                1998           1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                          0.88%          0.75%          0.85%          0.84%           0.85%
Net investment income                                             3.13%          4.42%          5.94%          4.83%           5.22%
Portfolio turnover                                                  78%           169%           166%           103%            107%
------------------------------------------------------------------------------------------------------------------------------------


Borrowing Analysis:
------------------------------------------------------------------------------------------------------------------------------------
Average daily balance of debt outstanding during
    year (000's omitted)                                      $ 10,594       $    922       $    217       $    232       $   3,137
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                       $459,616       $413,409       $455,067       $521,670       $ 505,567
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Utilities Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Utilities Portfolio (the Portfolio), (formerly the Total Return Portfolio), is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  E Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk for an unfavorable change in the price of the securities underlying the written option.

  F Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin")
    either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio

Utilities Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D



    ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

    G Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

    H Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    I Other -- Investment transactions are accounted for on a trade date basis.

    J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the year ended December 31, 1998, the fee was equivalent to 0.65% of the Portfolio's average daily net assets for such period and amounted to $2,793,965. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1998, no significant amounts have been deferred.

3   Investment Transactions
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than short-term obligations, aggregated $339,994,859 and $414,843,659, respectively.

4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1998, as computed on a federal income tax basis, were as follows:


    Aggregate cost                                        $ 316,110,239
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                         $ 165,379,805
    Gross unrealized depreciation                           (26,150,434)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                           $ 139,229,371
    ----------------------------------------------------------------------------


5   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among

Utilities Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


    the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1998 was $10,954,362 and the average interest rate was 6.19%. The maximum borrowing outstanding at any time during the year ended December 31, 1998 was $52,040,000. At December 31, 1998 the Portfolio did not have a loan outstanding under this agreement.


6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1998 there were no outstanding obligations under these financial instruments.

7   Name Change
    ----------------------------------------------------------------------------
    Effective May 1, 1998, the Total Return Portfolio changed its name to the Utilities Portfolio.

Utilities Portfolio as of December 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Investors
of Utilities Portfolio:
--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Utilities Portfolio (the "Portfolio") (formerly Total Return Portfolio) at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                                           PricewaterhouseCoopers LLP
                                           Boston, Massachusetts
                                           February 5, 1999

Utilities Portfolio as of December 31, 1998

INVESTMENT MANAGEMENT

Utilities Portfolio


   Officers                    Independent Trustees
   James B. Hawkes             Jessica M. Bibliowicz
   President and Trustee       President and Chief Operating Officer,
                               John A. Levin & Co.
   Timothy O'Brien             Director, Baker, Fentress & Company
   Vice President and
   Portfolio Manager           Donald R. Dwight
                               President, Dwight Partners, Inc.
   James L. O'Connor
   Treasurer                   Samuel L. Hayes, III
                               Jacob H. Schiff Professor of Investment Banking,
   Alan R. Dynner              Emeritus, Harvard University Graduate School of
   Secretary                   Business Administration

                               Norton H. Reamer
                               Chairman and Chief Executive Officer,
                               United Asset Management Corporation

                               Lynn A. Stout
                               Professor of Law,
                               Georgetown University Law Center

                               John L. Thorndike
                               Formerly Director, Fiduciary Company Incorporated

                               Jack L. Treynor
                               Investment Adviser and Consultant